Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	£ 6,172	£ 5,896	£ 3,855
Additions through business combinations			194
Remeasurement through income statement	1,251	961	2,281
Cash payments: operating cash flows	(984)	(594)	(358)
Cash payments: investing activities	(153)	(91)	(73)
Other movements			(3)
Ending balance	6,286	6,172	5,896
Shionogi ViiV healthcare joint venture [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	5,542	5,304	3,409
Additions through business combinations			154
Remeasurement through income statement	1,188	909	2,162
Cash payments: operating cash flows	(703)	(587)	(351)
Cash payments: investing activities	(90)	(84)	(66)
Other movements			(4)
Ending balance	5,937	5,542	5,304
Novartis [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	584	545	405
Remeasurement through income statement	56	53	152
Cash payments: operating cash flows	(281)	(7)	(5)
Cash payments: investing activities	(63)	(7)	(7)
Ending balance	296	584	545
Other [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	46	47	41
Additions through business combinations			40
Remeasurement through income statement	7	(1)	(33)
Cash payments: operating cash flows	0		(2)
Cash payments: investing activities	0
Other movements			1
Ending balance	£ 53	£ 46	£ 47